American Century International Bond Funds

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

INTERNATIONAL BOND FUND

Supplement dated September 4, 2007 * Statement of Additional Information dated
May 1, 2007

THE FOLLOWING REPLACES THE TABLE ON PAGE 2.

Fund/Class                           TICKER SYMBOL                INCEPTION DATE
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International Bond
  Investor Class                       BEGBX                        01/07/1992
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  Institutional Class                  AIDIX                        08/02/2004
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  A Class                              AIBDX                        10/27/1998
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THE FOLLOWING REPLACES THE Complex Fee Schedule TABLE ON PAGE 29.

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                            INVESTOR AND A CLASS            INSTITUTIONAL CLASS
COMPLEX ASSETS              FEE RATE                        FEE RATE
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First $2.5 billion          0.3100%                         0.1100%
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Next $7.5 billion           0.3000%                         0.1000%
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Next $15 billion            0.2985%                         0.0985%
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Next $25 billion            0.2970%                         0.0970%
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Next $25 billion            0.2870%                         0.0870%
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Next $25 billion            0.2800%                         0.0800%
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Next $25 billion            0.2700%                         0.0700%
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Next $25 billion            0.2650%                         0.0650%
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Next $25 billion            0.2600%                         0.0600%
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Next $25 billion            0.2550%                         0.0550%
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Thereafter                  0.2500%                         0.0500%
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THE FOLLOWING REPLACES THE LAST SENTENCE OF THE FIRST PARAGRAPH UNDER Multiple
Class Structure ON PAGE 36.

Pursuant to such plan, the fund may issue up to three classes of shares:
Investor Class, Institutional Class and A Class.

THE FOLLOWING REPLACES THE SECOND PARAGRAPH UNDER Multiple Class Structure ON
PAGE 36.

The Investor Class is made available to investors directly from American Century and/or through some financial intermediaries. Investor Class shares charge a single unified management fee, without any load or commission payable to
American Century. Additional information regarding eligibility for Investor
Class shares may be found in the fund's prospectus. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services from the advisor as Investor Class shareholders. As a result, the advisor is able to charge this class a lower total management fee. The A Class also is made available through financial intermediaries, for purchase by individual investors who receive advisory and personal services from the intermediary. The unified management fee for the A Class is the same as for
Investor Class, but the A Class shares are subject to a separate Master
Distribution and Individual Shareholder Services Plan (the A Class Plan)
described below. The plan has been adopted by the fund's Board of Trustees in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.

THE FOLLOWING SECTION IS ADDED IMMEDIATELY FOLLOWING THE Rule 12b-1 SECTION ON
PAGE 36.

A Class Plan

As described in the prospectus, the A Class shares of the fund are made available to participants in employer-sponsored retirement plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The fund's distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the fund's shares and/or the use of the fund's shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the fund's transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for A Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the fund's shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the fund's
Board of Trustees has adopted the A Class Plan. Pursuant to the A Class Plan, the A Class pays the fund's distributor 0.25% annually of the average daily net asset value of the A Class shares. The distributor may use these fees to pay for certain ongoing shareholder and administrative services (as described below) and for distribution services, including past distribution services (as described below). This payment is fixed at 0.25% and is not based on expenses incurred by the distributor. Effective September 4, 2007, the Advisor Class shares of the fund were reclassified as A Class shares. Accordingly, no fees were paid under the A Class Plan as of June 30, 2007.

The distributor then makes these payments to the financial intermediaries
(including underwriters and broker-dealers, who may use some of the proceeds to compensate sales personnel) who offer the A Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)  providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b)  creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c)  conducting proprietary research about investment choices and the market in general;

(d)  periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the fund.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of A Class shares, which services may include but are not limited to:

(a)  paying sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell A Class shares pursuant to selling agreements;

(b)  compensating registered representatives or other employees of the distributor who engage in or support distribution of the fund's A Class shares;

(c)  compensating and paying expenses (including overhead and telephone expenses) of the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing, printing and distributing sales literature and advertising materials provided to the fund's shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective shareholders about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the FINRA; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the fund pursuant to the terms of the agreement between the corporation and the fund's distributor and in accordance with Rule 12b-1 of the Investment Company Act.

THE FOLLOWING FOOTNOTE IS ADDED TO THE Advisor Class Plan HEADING ON PAGE 36.

Advisor Class Plan(1)

(1)  AS OF SEPTEMBER 4, 2007, THE ADVISOR CLASS OF THE FUND WAS RENAMED A
     CLASS AND BECAME SUBJECT TO THE A CLASS PLAN.

THE FOLLOWING REPLACES THE TABLE ON PAGE 39.

                                             EMPLOYER-SPONSORED  TRADITIONAL AND
                                             RETIREMENT PLANS    ROTH IRAS
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A Class Shares may be purchased at NAV(1)    Yes                 Yes
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A Class shares may be purchased              Yes, for plans      Yes
with dealer concessions and sales charge     under $1 million
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Institutional Class shares may be purchased  Yes                 Yes
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Investor Class shares may be purchased       Yes                 Yes
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(1)  REFER TO THE PROSPECTUS REGARDING SALES CHARGES AND CDSC WAIVERS.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.
The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-56564 0708